LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost [Abstract]
Operating lease cost	$ 138,766	$ 73,273
Short-term lease cost	14,831	6,451
Operating lease cost	153,597	79,724
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	128,751	72,756
Right-of-use obtained in exchange for new operating lease liabilities	$ 520,354	$ 95,020
Weighted-average remaining lease term (years) [Abstract]
Operating leases	4 years 11 months 26 days	3 years 10 months 28 days
Weighted Average Discount Rate for Operating Leases [Abstract]
Weighted average discount rate for operating leases	7.50%	8.40%
Maturities of Operating Lease Liabilities [Abstract]
2022	$ 193,322
2023	190,814
2024	140,918
2025	112,416
2026	78,516
Thereafter	106,341
Total lease payments	822,327
Less: Imputed interest	(144,520)
Present value of lease liabilities	677,807
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 803,770	$ 30,404
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	10 years
Operating lease that has not yet commenced [Abstract]
Lease term	12 years	5 years